Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (1)(2)	Total Stockholder Return (3)	Peer Group Total Stockholder Return (4)	Net Loss (5)	Company-Selected Measure (Revenue) (6)
2025	$23,606,274	$33,129,871	$3,563,795	$16,340,716	$714	$120	$5,139,000	$272,303,000
2024	$1,358,490	$21,472,938	$796,334	$9,025,662	$489	$91	$17,481,000	$199,614,000
2023	$15,256,463	$3,113,361	$6,472,781	$1,934,673	$163	$92	$24,411,000	$130,193,000
2022	$1,195,141	$9,511,499	$710,637	$3,053,124	$215	$89	$14,086,000	$88,595,000
2021	$7,321,467	$8,694,376	$3,014,506	$3,538,146	$126	$99	$18,007,000	$72,476,000

Named Executive Officers, Footnote [Text Block]		Mark Baum was our PEO for each year presented.
Peer Group Issuers, Footnote [Text Block]		Peer group TSR represents the cumulative growth of a hypothetical $100 investment made as of December 31, 2020 in the Nasdaq Biotechnology Index, reflected as of the end of each respective year.
PEO Total Compensation Amount		$ 23,606,274	$ 1,358,490	$ 15,256,463	$ 1,195,141	$ 7,321,467
PEO Actually Paid Compensation Amount		$ 33,129,871	21,472,938	3,113,361	9,511,499	8,694,376
Adjustment To PEO Compensation, Footnote [Text Block]

CEO – Mark L. Baum – Equity Award Adjustments
Adjustments	2025	2024	2023	2022	2021
SCT Amounts	$23,606,274	$1,358,490	$15,256,463	$1,195,141	$7,321,467
(Subtract): Aggregate value for stock awards and option awards included in SCT amounts for the covered fiscal year	$(22,294,873)	$-	$(14,150,821)	$-	$(6,251,841)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$39,052,697	$-	$5,504,217	$-	$6,962,777
Add (Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$-	$20,070,948	$-	$7,390,670	$(1,491,366)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$-	$-	$-	$-	$-
(Subtract) Add: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$(7,234,227)	$43,500	$(3,496,498)	$925,688	$2,153,339
Add: Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$-	$-	$-	$-	$-
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	$-	$-	$-	$-	$-
CAP Amounts (as calculated)	$33,129,871	$21,472,938	$3,113,361	$9,511,499	$8,694,376

Non-CEO Equity Award Adjustments*
Adjustments	2025	2024	2023	2022	2021
SCT Amounts	$3,563,795	$796,334	$6,472,781	$710,637	$3,014,506
(Subtract): Aggregate value for stock awards and option awards included in SCT amounts for the covered fiscal year	$(2,973,779)	$-	$(5,788,972)	$-	$(2,345,183)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$19,872,664	$-	$2,251,725	$-	$2,642,227
Add (Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$-	$8,210,842	$-	$1,948,868	$46,479
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$-	$-	$-	$-	$-
(Subtract) Add: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$(4,121,964)	$18,486	$(1,000,861)	$393,619	$180,117
Add: Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$-	$-	$-	$-	$-
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	$-	$-	$-	$-	$-
CAP Amounts (as calculated)	$16,340,716	$9,025,662	$1,934,673	$3,053,124	$3,538,146

*	The Non-CEO named executive officers for 2025 include Andrew R. Boll, John P. Saharek, Francis W. Mullery and Amir H. Shojaei, and for 2024 through 2021 include Andrew R. Boll and John P. Saharek.

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 3,563,795	796,334	6,472,781	710,637	3,014,506
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 16,340,716	9,025,662	1,934,673	3,053,124	3,538,146
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Compensation Actually Paid and TSR

As illustrated in the table above, compensation actually paid to our PEO and Non-PEO NEOs fluctuates from year to year, in part due to changes in the Company’s stock price and in part due to fluctuations in equity awards granted to our NEOs year-to-year. Because equity awards are revalued based on stock price performance, increases in our stock price generally result in higher compensation actually paid, while decreases in stock price generally result in lower compensation actually paid.

Although TSR is not used as a direct input in determining compensation, the Compensation Committee believes that the use of equity-based compensation aligns executive interests with those of stockholders by linking a substantial portion of compensation to stock price performance over time.

Relationship Between Compensation Actually Paid and Net Loss

Relationship Between Compensation Actually Paid and Net Loss

The Company has historically reported net losses as it continues to invest in the growth of its business, including commercial expansion, product development and strategic initiatives. As a result, net loss is not used by the Compensation Committee as a primary measure in determining executive compensation.

Instead, the Compensation Committee evaluates performance based on metrics it believes better reflect the Company’s operating progress and long-term value creation, including revenue, adjusted EBITDA, product performance and key strategic initiatives, which are also reflected in the Company’s selected performance measures for purposes of the pay-versus-performance disclosure. Accordingly, compensation actually paid to our named executive officers is not directly correlated with net loss.

Relationship Between Compensation Actually Paid and Revenue

Relationship Between Compensation Actually Paid and Revenue

The Company has identified Revenue as its Company-Selected Measure, which represents the most important financial performance measure used to link executive compensation actually paid to Company performance.

Compensation actually paid to our PEO and Non-PEO NEOs is influenced by this measure primarily through our annual incentive compensation program, which is designed to reward achievement of key financial and operational objectives.

In general:

●	When the Company achieves or exceeds its performance targets for this measure, annual incentive payouts increase, contributing to higher compensation actually paid; and
●	When performance falls below target levels, incentive payouts are reduced, resulting in lower compensation actually paid.

The Compensation Committee selected this measure because it reflects the Company’s operational performance and growth and is a key driver of long-term stockholder value.

Relationship Between Company Performance and Peer Group TSR

Relationship Between Company Performance and Peer Group TSR

The Company’s TSR is compared to the TSR of the Nasdaq Biotechnology Index, as required by SEC rules. The peer group TSR is calculated using the same methodology as the Company’s TSR and provides context for evaluating relative stockholder return performance.

While the Compensation Committee does not directly benchmark compensation decisions to peer group TSR, it considers overall market conditions and relative performance in evaluating the competitiveness and effectiveness of the Company’s executive compensation program.

Total Shareholder Return Amount	[4]	$ 714	489	163	215	126
Peer Group Total Shareholder Return Amount	[5]	120	91	92	89	99
Net Income (Loss) Attributable to Parent	[6]	$ 5,139,000	$ 17,481,000	$ 24,411,000	$ 14,086,000	$ 18,007,000
Company Selected Measure Amount	[7]	(272,303,000)	(199,614,000)	(130,193,000)	(88,595,000)	(72,476,000)
PEO Name		Mark Baum	Mark Baum	Mark Baum	Mark Baum	Mark Baum
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Tabular List of Most Important Performance Measures

Tabular List of Most Important Performance Measures

The following represents the most important financial and non-financial performance measures used by the Company to link executive compensation actually paid to Company performance for the most recently completed fiscal year:

●	Revenue;
●	Strategic and operational milestones;
●	Product development and commercialization objectives; and
●	Individual performance objectives.

PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	$ 23,606,274	$ 1,358,490	$ 15,256,463	$ 1,195,141	$ 7,321,467
PEO [Member] | Aggregate Value for Stock Awards and Option Awards included in SCT Amounts for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(22,294,873)		(14,150,821)		(6,251,841)
PEO [Member] | Fair Value at Year End of Awards Granted During the Covered Fiscal Year That Were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		39,052,697		5,504,217		6,962,777
PEO [Member] | Year Over Year Change in Fair Value at Covered Fiscal Year End of Awards Granted in Any Prior Fiscal Year That Were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			20,070,948		7,390,670	(1,491,366)
PEO [Member] | Vesting Date Fair Value of Awards Granted and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Change As of the Vesting Date From the End of the Prior Fiscal Year in Fair Value of Awards Granted in Any Prior Fiscal Year for Which Vesting Conditions Were Satisfied During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(7,234,227)	43,500	(3,496,498)	925,688	2,153,339
PEO [Member] | Fair Value at End of Prior Fiscal Year of Awards Granted in Any Prior Fiscal Year That Failed to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Dividends Or Other Earnings Paid on Stock Or Option Awards in the Covered Fiscal Year Prior to Vesting If Not Otherwise included in the total Compensation for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Aggregate Value for Stock Awards and Option Awards included in SCT Amounts for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	(2,973,779)		(5,788,972)		(2,345,183)
Non-PEO NEO [Member] | Fair Value at Year End of Awards Granted During the Covered Fiscal Year That Were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	19,872,664		2,251,725		2,642,227
Non-PEO NEO [Member] | Year Over Year Change in Fair Value at Covered Fiscal Year End of Awards Granted in Any Prior Fiscal Year That Were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]		8,210,842		1,948,868	46,479
Non-PEO NEO [Member] | Vesting Date Fair Value of Awards Granted and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]
Non-PEO NEO [Member] | Change As of the Vesting Date From the End of the Prior Fiscal Year in Fair Value of Awards Granted in Any Prior Fiscal Year for Which Vesting Conditions Were Satisfied During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	(4,121,964)	18,486	(1,000,861)	393,619	180,117
Non-PEO NEO [Member] | Fair Value at End of Prior Fiscal Year of Awards Granted in Any Prior Fiscal Year That Failed to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid on Stock Or Option Awards in the Covered Fiscal Year Prior to Vesting If Not Otherwise included in the total Compensation for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]

[1]	Mark Baum was our PEO for each year presented.
[2]	The Non-CEO named executive officers for 2025 include Andrew R. Boll, John P. Saharek, Francis W. Mullery and Amir H. Shojaei, and for 2024 through 2021 include Andrew R. Boll and John P. Saharek.
[3]	The following tables set forth adjustments made during each year presented to arrive at the CAP Amounts for our PEO and Other NEOs, respectively, during each year:
[4]	Total Stockholder Return (“TSR”) represents the cumulative growth of a hypothetical $100 investment in the Company made as of December 31, 2020, reflected as of the end of each respective year.
[5]	Peer group TSR represents the cumulative growth of a hypothetical $100 investment made as of December 31, 2020 in the Nasdaq Biotechnology Index, reflected as of the end of each respective year.
[6]	Represents the amount of net loss reflected in our consolidated financial statements for each covered fiscal year.
[7]	The Company selected revenue as its most important financial performance measure because it reflects the Company’s commercial growth and operational execution, which are key drivers of long-term stockholder value.